Related parties - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of Transactions Between Related Parties [Line Items]
Assets	R$ 58,098		R$ 72,031
Liabilities	(5,896)		(699,141)
Sales (purchase)	102,762	R$ 142,309
Dividends payable	7,351		1,393,121
Trade accounts receivable
Disclosure of Transactions Between Related Parties [Line Items]
Assets	55,442		68,209
Other assets
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2,656		3,822
Trade accounts payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(3,015)		(681)
Dividends payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(2,837)		(698,460)
Other liabilities
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(44)
Transactions with majority shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Assets	64
Liabilities	(2,881)		(698,460)
Sales (purchase)	(48)	(336)
Suzano Holding S.A.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	64
Liabilities	(1,718)		(412,146)
Sales (purchase)	(48)	(336)
Controller
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(893)		(219,817)
Related persons
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(146)		(36,053)
Alden Fundo de Investimento em Ações
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(124)		(30,444)
Transactions with associates and joint operations
Disclosure of Transactions Between Related Parties [Line Items]
Assets	58,034		72,031
Liabilities	(3,015)		(681)
Sales (purchase)	102,810	142,645
Management
Disclosure of Transactions Between Related Parties [Line Items]
Assets	576		914
Sales (purchase)	1,775	375
Bexma Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	23		6
Liabilities	(15)
Sales (purchase)	19	11
Naman Capoital Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	35
Liabilities	(2)
Sales (purchase)	52	5
Civelec Participações Ltda
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1,930		2,895
Sales (purchase)
Fundacao Arymax
Disclosure of Transactions Between Related Parties [Line Items]
Assets	22		5
Liabilities	(4)
Sales (purchase)	18	8
Ibema Companhia Brasileira de Papel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	55,442		68,209
Liabilities	(2,039)		(658)
Sales (purchase)	106,996	146,503
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	4		2
Sales (purchase)	(2,474)	(3,730)
IPFL Holding S.A
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2
Liabilities	(2)
Sales (purchase)	3	4
Mabex Representacoes e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(953)		(16)
Sales (purchase)	(3,170)	(1,022)
Nemonorte Imoveis e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			R$ (7)
Sales (purchase)	(88)	(134)
Woodspin Oy
Disclosure of Transactions Between Related Parties [Line Items]
Sales (purchase)	R$ (321)	R$ 625